Income taxes (Details 2) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)		Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit before income taxes		₨ 14,341	$ 220	[1]	₨ 14,653	₨ 27,140
Enacted tax rate in India		34.61%	34.61%		34.61%	34.61%
Computed expected tax benefit/(expense)		₨ (4,963)			₨ (5,071)	₨ (9,393)
Effect of:
Differences between Indian and foreign tax rates		712			98	1,122
(Unrecognized deferred tax assets)/recognition of previously unrecognized deferred tax assets, net		(1,673)			(2,849)	(1,600)
Expenses not deductible for tax purposes		(261)			(378)	(138)
Reversal of earlier years’ tax provisions		135			1,370	0
Income exempt from income taxes		746			280	731
Foreign exchange differences		41			439	(836)
Incremental deduction allowed for research and development costs	[2]	1,324			3,111	2,782
Tax expense on distributed/undistributed earnings of subsidiary outside India		0			(3)	(519)
Deduction for Qualified domestic production activities in the United States		0			0	38
Effect of change in tax rate		(1,329)			104	(30)
Investment allowance deduction		0			363	177
Others		733			(79)	539
Income tax benefit/(expense)		₨ (4,535)	$ (70)	[1]	₨ (2,614)	₨ (7,127)
Effective tax rate		32.00%	32.00%		18.00%	26.00%

[1]	Unaudited convenience translation into U.S.$(See Note 2(d))
[2]	India’s Finance Act, 2016 incorporated an amendment that reduces the weighted deduction on eligible research and development expenditure in a phased manner from 200% to 150% commencing from April 1, 2017.